COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2005
Commitments and Contingencies Disclosure [Abstract]
Rental expense attributable to continuing operations		$ 5,600,000	$ 3,700,000	$ 4,000,000
Future minimum payments to be made under noncancelable operating leases [Abstract]
2012		3,054,000
2013		2,442,000
2014		2,349,000
2015		1,912,000
2016		1,919,000
Later years		8,023,000
Total		19,699,000
Number of ultra-deepwater drillships to be constructed under contracts		3
Status of company's rigs under construction [Abstract]
Total estimated project costs		2,222,000,000
Total costs incurred through December 31, 2011		456,000,000
Projected costs in 2012		142,000,000
Projected costs in 2013		721,000,000
Projected costs in 2014		903,000,000
Projected costs in 2015		0
Total future costs		1,766,000,000
Outstanding letters of credit		43,000,000
Number of offshore rigs lost or severely damaged					5
Insured amount for lost rig					43,400,000
Carrying value of equipment installed on lost rig					6,300,000
Post-casualty rig valuation					83,000,000
Balance of escrowed insurance proceeds		21,000,000			22,900,000
Payment judgment under the charter	3,200,000
Amount of cash settlement		6,100,000
Rowan Renaissance [Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date		Dec-13
Total estimated project costs		749,000,000
Total costs incurred through December 31, 2011		173,000,000
Projected costs in 2012		46,000,000
Projected costs in 2013		510,000,000
Projected costs in 2014		20,000,000
Projected costs in 2015		0
Total future costs		576,000,000
Rowan Resolute [Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date		Jun-14
Total estimated project costs		744,000,000
Total costs incurred through December 31, 2011		171,000,000
Projected costs in 2012		28,000,000
Projected costs in 2013		148,000,000
Projected costs in 2014		397,000,000
Projected costs in 2015		0
Total future costs		573,000,000
Rowan Reliance [Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date		Dec-14
Total estimated project costs		729,000,000
Total costs incurred through December 31, 2011		112,000,000
Projected costs in 2012		68,000,000
Projected costs in 2013		63,000,000
Projected costs in 2014		486,000,000
Projected costs in 2015		0
Total future costs		$ 617,000,000